Fair Value Disclosures (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value of Assets and Liabilities

The following sets forth, by level within the hierarchy, the fair value of our assets and liabilities measured at fair value as of June 30, 2012 and December 31, 2011:

	Level 1	Level 2	Level 3
	(in thousands)
June 30, 2012
Assets and Liabilities Measured at Fair Value on a Recurring Basis
— Derivative financial instruments - asset	$—	$12,273	$—
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
— Asset retirement obligations	$—	$—	$699

December 31, 2011
Assets and Liabilities Measured at Fair Value on a Recurring Basis
— Derivative financial instruments - asset	$—	$2,533	$—
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
— Asset retirement obligations	$—	$—	$716

The following sets forth, by level within the hierarchy, the fair value of our assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010:

	Level 1	Level 2	Level 3
	(in thousands)
December 31, 2011
Assets and Liabilities Measured as Fair Value on a Recurring Basis
— Derivative financial instrument - asset	$—	$2,533	$—
Assets and Liabilities Measured as Fair Value on a Nonrecurring Basis
— Asset retirement obligations	$—	$—	$716

December 31, 2010
Assets and Liabilities Measured as Fair Value on a Recurring Basis
— Derivative financial instrument - liability	$—	$904	$—
Assets and Liabilities Measured as Fair Value on a Nonrecurring Basis
— Asset retirement obligations	$—	$—	$319
— Impairment of proved oil and gas properties	$—	$—	$1,886